Taxation - Summary of Movements of Temporary Differences (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	€ (1,661)	€ 570
Acquisitions / divestments	0	(3,043)
Profit or loss	257	(87)
Ending Balance, Net deferred tax assets	(742)	(1,661)
DTA	807	523	€ 570
DTL	(1,549)	(2,184)	€ 0
Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	(1,661)	570
Acquisitions / divestments	0	(3,043)
Profit or loss	457	486
Equity / OCI	462	326
Ending Balance, Net deferred tax assets	(742)	(1,661)
DTA	25,007	13,637
DTL	(25,749)	(15,298)
Consolidation, Eliminations
Changes in deferred tax liability (asset) [abstract]
DTA	(24,200)	(13,114)
DTL	24,200	13,114
Property, plant and equipment | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	526	281
Acquisitions / divestments	0	0
Profit or loss	(741)	245
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	(215)	526
DTA	0	981
DTL	(215)	(455)
Intangible assets | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	(1,782)	0
Acquisitions / divestments	0	(2,242)
Profit or loss	(10)	460
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	(1,792)	(1,782)
DTA	0	0
DTL	(1,792)	(1,782)
Right-of-use assets | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	(12,085)	(7,469)
Acquisitions / divestments	0	(484)
Profit or loss	(8,802)	(4,132)
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	(20,887)	(12,085)
DTA	0	0
DTL	(20,887)	(12,085)
Trade and other receivables | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	449	0
Acquisitions / divestments	0	396
Profit or loss	164	53
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	613	449
DTA	628	449
DTL	(15)	0
Inventories | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	0	0
Acquisitions / divestments	0	0
Profit or loss	0	0
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	0	0
DTA	0	0
DTL	0	0
Non-current lease liabilities | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	9,315	4,826
Acquisitions / divestments	0	441
Profit or loss	8,468	4,048
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	17,783	9,315
DTA	20,114	9,315
DTL	(2,331)	0
Current lease liabilities | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	1,834	1,706
Acquisitions / divestments	0	43
Profit or loss	1,287	85
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	3,121	1,834
DTA	3,121	1,834
DTL	0	0
Provisions | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	107	0
Acquisitions / divestments	0	101
Profit or loss	15	8
Equity / OCI	1	(2)
Ending Balance, Net deferred tax assets	123	107
DTA	123	107
DTL	0	0
Trade and other payables | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	368	561
Acquisitions / divestments	0	0
Profit or loss	(181)	(193)
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	187	368
DTA	187	374
DTL	0	(6)
Investments in equity securities | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	(970)	0
Acquisitions / divestments	0	(1,298)
Profit or loss	0	0
Equity / OCI	461	328
Ending Balance, Net deferred tax assets	(509)	(970)
DTA	0	0
DTL	(509)	(970)
Net operating losses | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	577	665
Acquisitions / divestments	0	0
Profit or loss	257	(88)
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	834	577
DTA	834	577
DTL	0	0
Interest carry forward | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	0	0
Acquisitions / divestments	0	0
Profit or loss	0	0
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	0	0
DTA	0	0
DTL	€ 0	€ 0